Offerings	Aug. 14, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.600% Senior Notes due 2029
Amount Registered | shares	1,250,000,000
Proposed Maximum Offering Price per Unit	0.99889
Maximum Aggregate Offering Price	$ 1,248,612,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 172,433.39
Offering Note	The registration fee is calculated in accordance with 457(r) under the Securities Act of 1933, as amended, or the Securities Act. This "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the registrants' Registration Statement on Form S-3 (No. 333-298288), in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.000% Senior Notes due 2031
Amount Registered | shares	1,500,000,000
Proposed Maximum Offering Price per Unit	0.99921
Maximum Aggregate Offering Price	$ 1,498,815,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 206,986.36
Offering Note	The registration fee is calculated in accordance with 457(r) under the Securities Act of 1933, as amended, or the Securities Act. This "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the registrants' Registration Statement on Form S-3 (No. 333-298288), in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.250% Senior Notes due 2033
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99919
Maximum Aggregate Offering Price	$ 999,190,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,988.14
Offering Note	The registration fee is calculated in accordance with 457(r) under the Securities Act of 1933, as amended, or the Securities Act. This "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the registrants' Registration Statement on Form S-3 (No. 333-298288), in accordance with Rules 456(b) and 457(r) under the Securities Act.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.500% Senior Notes due 2036
Amount Registered | shares	1,000,000,000
Proposed Maximum Offering Price per Unit	0.99757
Maximum Aggregate Offering Price	$ 997,570,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 137,764.42
Offering Note	The registration fee is calculated in accordance with 457(r) under the Securities Act of 1933, as amended, or the Securities Act. This "Calculation of Registration Fee" table shall be deemed to update the "Calculation of Registration Fee" table in the registrants' Registration Statement on Form S-3 (No. 333-298288), in accordance with Rules 456(b) and 457(r) under the Securities Act.